UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 7.8%
31,909		Australia & New Zealand Banking Group Ltd.	$663,166	1.1
72,350		Charter Hall Group	305,347	0.5
38,078		Coca-Cola Amatil Ltd.	264,271	0.4
64,892		Insurance Australia Group Ltd.	306,770	0.5
141,820	@	Metcash Ltd.	216,084	0.4
245,211		Nine Entertainment Co. Holdings Ltd.	236,746	0.4
23,573		QBE Insurance Group Ltd.	226,226	0.4
10,923		Rio Tinto Ltd.	508,568	0.9
82,187	@	Santos Ltd.	205,840	0.3
92,320		Scentre Group	291,723	0.5
229,789		Sigma Healthcare Ltd.	139,042	0.2
162,708		Spark Infrastructure Group	326,206	0.6
28,628		Suncorp Group Ltd.	294,538	0.5
29,181		Westpac Banking Corp.	661,159	1.1
			4,645,686	7.8

		Austria: 0.5%
7,732	@	Erste Group Bank AG	280,816	0.5

		Belgium: 0.5%
3,623		Ageas	146,356	0.2
4,417		Ontex Group NV	159,539	0.3
			305,895	0.5

		China: 13.3%
5,979	@	Alibaba Group Holding Ltd. ADR	732,188	1.3
59,000		Beijing Enterprises Holdings Ltd.	279,546	0.5
678,000		China BlueChemical Ltd.	171,910	0.3
930,380		China Construction Bank	767,963	1.3
68,500		China Mobile Ltd.	759,179	1.3
104,000		China Overseas Land & Investment Ltd.	312,129	0.5
1		China Overseas Property Holdings Ltd.	–	–
545,400		China Petroleum & Chemical Corp.	446,768	0.7
136,000		China Resources Land Ltd.	399,296	0.7
160,000		China Resources Power Holdings Co.	329,858	0.5
175,030		China State Construction International Holdings Ltd.	303,515	0.5
220,000	@	China Unicom Hong Kong Ltd.	315,897	0.5
286,000		COSCO Pacific Ltd.	333,882	0.6
39,000		Hengan International Group Co., Ltd.	273,467	0.5
811,123		Industrial & Commercial Bank of China	541,583	0.9
418,000		Lenovo Group Ltd.	273,311	0.5
604,500		Parkson Retail Group Ltd.	88,360	0.1
416,000		PetroChina Co., Ltd.	276,637	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
102,000		Shanghai Industrial Holdings Ltd.	$318,458	0.5
115,000		Shanghai Pharmaceuticals Holding Co. Ltd.	332,507	0.6
186,000		Shimao Property Holdings Ltd.	317,103	0.5
264,000		Zhejiang Expressway Co., Ltd.	309,443	0.5
			7,883,000	13.3

		Denmark: 0.4%
5,649		Novo Nordisk A/S	239,825	0.4

		Finland: 0.3%
31,188		Nokia OYJ - Finland	197,454	0.3

		France: 8.5%
26,686		AXA S.A.	712,578	1.2
7,186		BNP Paribas	507,337	0.9
1,516		Cap Gemini SA	156,976	0.3
15,931		Carrefour S.A.	416,071	0.7
5,939		Cie de Saint-Gobain	331,951	0.6
5,773	@	Eutelsat Communications	148,603	0.2
29,082		Orange SA	510,980	0.9
44,104		Engie SA	674,050	1.1
2,572		Danone	191,176	0.3
2,769		Sanofi	274,281	0.5
11,602		Total S.A.	612,914	1.0
5,622		Vinci S.A.	491,740	0.8
			5,028,657	8.5

		Germany: 5.7%
2,483		Bayer AG	329,925	0.6
4,678		Daimler AG	340,181	0.6
4,621		Deutsche Boerse AG	480,938	0.8
11,238		Deutsche Post AG	410,935	0.7
24,557		Deutsche Telekom AG	489,591	0.8
5,922		Evonik Industries AG	204,246	0.3
2,377		LEG Immobilien AG	224,350	0.4
583		Linde AG	111,557	0.2
3,159		Muenchener Rueckversicherungs-Gesellschaft AG	623,782	1.0
4,574		ProSiebenSat.1 Media SE	194,362	0.3
			3,409,867	5.7

		Hong Kong: 2.7%
97,040		AIA Group Ltd.	686,612	1.2
28,993		CLP Holdings Ltd.	317,044	0.5
1,770,000	@	Emperor Watch & Jewellery Ltd.	77,144	0.1
1,050,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	319,175	0.5
433		Link REIT	3,415	0.0
60,000		Television Broadcasts Ltd.	225,985	0.4
			1,629,375	2.7

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: 2.9%
69,289		Coal India Ltd.	$281,980	0.5
47,109		GAIL India Ltd.	302,316	0.5
65,462		ICICI Bank Ltd.	332,032	0.6
120,114		NTPC Ltd.	298,278	0.5
83,896	@	Punjab National Bank	195,793	0.3
42,425		Tata Steel Ltd.	331,915	0.5
			1,742,314	2.9

		Indonesia: 1.2%
606,700		Bank Negara Indonesia Persero Tbk PT	298,054	0.5
151,100		Indo Tambangraya Megah PT	172,275	0.3
355,100		Semen Indonesia Persero Tbk PT	251,594	0.4
			721,923	1.2

		Italy: 2.2%
128,914		Enel S.p.A.	690,131	1.1
9,922		ENI S.p.A.	157,711	0.3
77,410		Intesa Sanpaolo SpA - ISP	221,993	0.4
7,911		Prysmian S.p.A.	220,279	0.4
			1,290,114	2.2

		Malaysia: 1.5%
439,128		Berjaya Sports Toto BHD	256,500	0.4
227,700		CIMB Group Holdings Bhd	340,516	0.6
399,100		IJM Corp. Bhd	324,490	0.5
			921,506	1.5

		Netherlands: 2.8%
13,934	#	ABN AMRO Group NV	359,831	0.6
1,900		Koninklijke DSM NV	141,580	0.2
18,127		Koninklijke Ahold Delhaize NV	400,088	0.7
27,257		Royal Dutch Shell PLC - Class B	754,536	1.3
			1,656,035	2.8

		Norway: 0.4%
15,385		Statoil ASA	268,283	0.4

		Singapore: 0.5%
210,000		First Resources Ltd.	298,219	0.5

		South Korea: 5.8%
28,507		DGB Financial Group, Inc.	292,599	0.5
17,333		Hite Jinro Co. Ltd.	374,546	0.6
7,211		Kangwon Land, Inc.	233,373	0.4
7,795		Korea Electric Power Corp.	298,189	0.5
11,039		KT Corp.	320,873	0.6
9,005		LG Display Co., Ltd.	261,771	0.5
1,227		POSCO	309,553	0.5
337		Samsung Electronics Co., Ltd.	671,204	1.1
1,349		Samsung Fire & Marine Insurance Co. Ltd.	352,143	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
7,186	Shinhan Financial Group Co., Ltd.	$316,900	0.5
		3,431,151	5.8

	Spain: 3.1%
15,314	Abertis Infraestructuras S.A.	280,500	0.5
12,536	ACS Actividades de Construccion y Servicios S.A.	501,667	0.8
27,078	Banco Santander SA	176,307	0.3
20,838	Banco Bilbao Vizcaya Argentaria S.A.	170,549	0.3
9,956	Ebro Foods SA	235,279	0.4
19,675	Prosegur Cia de Seguridad SA	131,986	0.2
33,178	Telefonica S.A.	369,932	0.6
		1,866,220	3.1

	Sweden: 2.2%
3,188	Svenska Cellulosa AB SCA	112,453	0.2
44,016	Svenska Handelsbanken AB	619,065	1.0
13,062	Telefonaktiebolaget LM Ericsson	95,209	0.2
58,809	Telia Co. AB	268,927	0.5
11,775	Volvo AB - B Shares	192,327	0.3
		1,287,981	2.2

	Switzerland: 6.1%
8,760	Credit Suisse Group AG	119,630	0.2
7,336	LafargeHolcim Ltd.-CHF	441,412	0.7
6,114	Julius Baer Group Ltd.	317,028	0.5
4,169	Nestle S.A.	355,956	0.6
9,351	Novartis AG	765,241	1.3
2,955	Roche Holding AG	811,292	1.4
57	SGS S.A.	135,885	0.2
28,198	UBS Group AG	449,434	0.8
728	Zurich Insurance Group AG	214,210	0.4
		3,610,088	6.1

	Taiwan: 3.5%
22,000	Catcher Technology Co., Ltd.	232,537	0.4
286,000	Cathay Financial Holding Co., Ltd.	447,912	0.8
508,782	CTBC Financial Holding Co. Ltd.	323,710	0.5
27,612	MediaTek, Inc.	211,020	0.4
107,000	Quanta Computer, Inc.	244,701	0.4
91,926	Taiwan Semiconductor Manufacturing Co., Ltd.	623,182	1.0
		2,083,062	3.5

	United Kingdom: 12.5%
2,628	AstraZeneca PLC	177,567	0.3
59,342	Aviva PLC	402,612	0.7
128,389	Barclays PLC	347,516	0.6
22,852	BP PLC	138,061	0.2
8,905	Diageo PLC	267,671	0.5
6,663	easyJet PLC	121,434	0.2

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
39,003	GlaxoSmithKline PLC	$853,739	1.4
30,006	HSBC Holdings PLC (GBP)	261,274	0.4
37,200	HSBC Holdings PLC (HKD)	323,590	0.6
131,035	J Sainsbury PLC	474,682	0.8
97,541	Kingfisher PLC	407,982	0.7
15,177	Land Securities Group PLC	209,448	0.4
149,108	Lloyds Banking Group Plc	135,724	0.2
33,231	Marks & Spencer Group PLC	164,069	0.3
36,353	@ Mitie Group PLC	113,444	0.2
17,791	Prudential PLC	399,164	0.7
6,560	Rio Tinto PLC	261,964	0.4
13,237	Rolls-Royce Holdings PLC	148,144	0.3
15,592	Sage Group PLC	144,872	0.2
21,615	SSE PLC	419,824	0.7
5,045	Smiths Group PLC	104,352	0.2
12,035	Tate & Lyle PLC	114,395	0.2
21,839	UBM PLC	203,477	0.3
2,575	Unilever PLC	143,552	0.2
206,515	Vodafone Group PLC	616,728	1.0
2,332	Whitbread PLC	128,937	0.2
15,615	WPP PLC	351,376	0.6
		7,435,598	12.5

	United States: 12.0%
21,284	Cisco Systems, Inc.	671,084	1.1
16,659	Coach, Inc.	769,812	1.3
15,257	Coca-Cola Co.	693,736	1.2
3,408	Cummins, Inc.	537,442	0.9
7,471	Deere & Co.	914,899	1.5
11,556	Dow Chemical Co.	716,010	1.2
11,726	Hartford Financial Services Group, Inc.	579,147	1.0
23,408	Pfizer, Inc.	764,271	1.3
13,998	Plains GP Holdings L.P.	373,327	0.6
5,663	Schlumberger Ltd.	394,088	0.7
14,392	Wells Fargo & Co.	736,007	1.2
		7,149,823	12.0

	Total Common Stock
	(Cost $58,121,682)	57,382,892	96.4

PREFERRED STOCK: 1.3%
	South Korea: 1.3%
1,839	Hyundai Motor Co.	174,263	0.3
3,382	Hyundai Motor Co.- Series 2	343,208	0.6
164	Samsung Electronics Co., Ltd. - Pref	255,503	0.4
		772,974	1.3

	United Kingdom: 0.0%
939,827	@ Rolls-Royce Holdings PLC - C Shares	1,211	0.0

	Total Preferred Stock
	(Cost $531,311)	774,185	1.3
Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Switzerland: 0.0%
8,760	@ Credit Suisse Group AG	$4,070	0.0

	Total Rights
	(Cost $–)	4,070	0.0

	Total Long-Term Investments
	(Cost $58,652,993)	58,161,147	97.7

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
1,056,476	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%††
	(Cost $1,056,476)	1,056,476	1.8

	Total Short-Term Investments
	(Cost $1,056,476)	1,056,476	1.8

	Total Investments in Securities (Cost $59,709,469)	$59,217,623	99.5
	Assets in Excess of Other Liabilities	270,222	0.5
	Net Assets	$59,487,845	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $59,757,880.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$6,041,951
Gross Unrealized Depreciation	(6,582,208)
Net Unrealized Depreciation	$(540,257)

Sector Diversification	Percentage of Net Assets
Financials	26.4%
Industrials	10.9
Consumer Staples	8.5
Information Technology	8.1
Health Care	8.0
Consumer Discretionary	7.2
Energy	6.8
Telecommunication Services	6.7
Utilities	6.0
Materials	5.6
Real Estate	3.5
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,645,686	$–	$4,645,686
Austria	–	280,816	–	280,816
Belgium	–	305,895	–	305,895
China	732,188	7,150,812	–	7,883,000
Denmark	–	239,825	–	239,825
Finland	–	197,454	–	197,454
France	–	5,028,657	–	5,028,657
Germany	–	3,409,867	–	3,409,867
Hong Kong	225,985	1,403,390	–	1,629,375
India	–	1,742,314	–	1,742,314
Indonesia	–	721,923	–	721,923
Italy	–	1,290,114	–	1,290,114
Malaysia	256,500	665,006	–	921,506
Netherlands	–	1,656,035	–	1,656,035
Norway	–	268,283	–	268,283
Singapore	–	298,219	–	298,219
South Korea	–	3,431,151	–	3,431,151
Spain	–	1,866,220	–	1,866,220
Sweden	–	1,287,981	–	1,287,981
Switzerland	–	3,610,088	–	3,610,088
Taiwan	–	2,083,062	–	2,083,062
United Kingdom	113,444	7,322,154	–	7,435,598
United States	7,149,823	–	–	7,149,823
Total Common Stock	8,477,940	48,904,952	–	57,382,892
Preferred Stock	–	774,185	–	774,185
Rights	4,070	–	–	4,070
Short-Term Investments	1,056,476	–	–	1,056,476
Total Investments, at fair value	$9,538,486	$49,679,137	$–	$59,217,623
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(222,860)	$–	$(222,860)
Total Liabilities	$–	$(222,860)	$–	$(222,860)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2017, the following over-the-counter written options were outstanding for Voya International High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
800	Morgan Stanley & Co. International PLC	Call on S&P/ASX 200 Index	5,834.200	AUD	06/01/17	$30,713	$(59)
1,420	Morgan Stanley & Co. International PLC	Call on EURO STOXX 50® Index	3,587.580	EUR	06/01/17	57,496	(1,917)
590	Societe Generale	Call on FTSE 100 Index	7,359.850	GBP	06/01/17	45,853	(122,608)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
700	Morgan Stanley & Co. International PLC	Call on Hang Seng Index	25,024.000	HKD	06/01/17	$22,250	$(56,550)
7,400,000	Societe Generale	Call on Korea Stock Exchange KOSPI 200 Index	299.870	KRW	06/01/17	24,432	(32,106)
5,000	Societe Generale	Call on Taiwan Stock Exchange Weighted Index	9,988.210	TWD	06/01/17	11,238	(9,620)
		Total Written OTC Options				$191,982	$(222,860)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$222,860
Total Liability Derivatives		$222,860

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$58,526	$164,334	$222,860
Total Liabilities	$58,526	$164,334	$222,860

Net OTC derivative instruments by counterparty, at fair value	$(58,526)	$(164,334)	(222,860)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$110,000	$110,000

Net Exposure(1)	$(58,526)	$(54,334)	$(112,860)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017